Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 133,813	£ 147,035
Financial assets at fair value through the income statement	213,568	191,972
Derivative financial instruments	302,380	262,572
Financial assets at fair value through other comprehensive income	65,062	61,753
Loans and advances at amortised cost	398,779	361,451
Reverse repurchase agreements and other similar secured lending	776	3,227
Other assets	5,477	3,785
Total assets	1,513,699	1,384,285	£ 1,349,500
Derivative financial instruments	289,620	256,883
Structured entities
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	8,632	7,170
Financial assets at fair value through the income statement	77,625	65,306
Derivative financial instruments	4,555	5,160
Financial assets at fair value through other comprehensive income	423	91
Loans and advances at amortised cost	44,292	28,227
Reverse repurchase agreements and other similar secured lending	117	104
Other assets	69	17
Total assets	135,713	106,075
Derivative financial instruments	8,460	9,543
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	75,166	61,816
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	117	104
Other assets	0	0
Total assets	75,283	61,920
Derivative financial instruments	0	0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	8,632	7,170
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	8,632	7,170
Derivative financial instruments	0	0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	4,555	5,160
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	4,555	5,160
Derivative financial instruments	8,460	9,543
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,459	3,490
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	423	91
Loans and advances at amortised cost	44,292	28,227
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	69	17
Total assets	47,243	31,825
Derivative financial instruments	£ 0	£ 0